Note 10. Related Party Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Accrued payroll due officers		$ 2,069,711	$ 1,769,711
Accrued interest		1,483,923	1,220,516
Accrued director fees		393,750	311,250
Proceeds from Legal Settlements	$ 150,000
Office Space Lease
Debt Instrument, Periodic Payment		4,534
Base rent expense		54,408	54,408
Associated rental costs		15,140	12,743
Operating Leases, Rent Expense, Net		69,548	67,151
Payments for Rent			27,204
President
Accrued payroll due officers		1,866,996
Vice President
Accrued payroll due officers		121,140
Management
Accrued interest		684,708	$ 520,342
Director
Directors Fees	$ 15,000	$ 15,000